Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Net Loss Per Share
(12)	Net Loss Per Share

No dividends were declared or paid for the years ended December 31, 2022 and 2021. Undistributed earnings for each period are allocated to participating securities for the applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. The Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The table below sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share data and per share amounts):

	Years ended December 31,
	2022	2021
Basic and diluted:
Net loss	$(144,851)	$(48,013)
Weighted-average number of shares of common stock outstanding	8,843,703	6,708,466
Basic and diluted net loss per share	$(16.38)	$(7.16)

Basic and diluted net loss per share attributable to common stockholders is the same for the years ended December 31, 2022 and 2021 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented. The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	As of December 31,
	2022	2021
Shares of common stock issuable from stock options and RSUs	4,374,189	2,806,264
Shares of common stock issuable from common stock warrants	18,106,559	583,084
Potential common shares excluded from diluted net loss per share	22,480,748	3,389,348